Other Assets Current (Detail) In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Deposits	$ 2,834	17,837	22,832
Advances to suppliers	3,885	24,452	14,913
Prepaid expenses	5,059	31,838	33,275
Interest receivable	2,831	17,818	5,994
Receivables from employees	1,180	7,425	25,014
Receivables from service providers	812	5,114	682
Receivables from financial institutions	31,855	200,494	0
Other	1,594	10,034	944
Other assets, current	$ 50,050	315,012	103,654